DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DEPOSITS AND OBLIGATIONS
Schedule of detailed information of deposits and obligations

a)   This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Demand deposits	34,213,188	32,515,163
Time deposits (c)	32,853,576	30,426,744
Saving deposits	35,179,770	32,593,979
Severance indemnity deposits	7,897,199	7,571,375
Bank’s negotiable certificates	1,180,461	876,863
Total	111,324,194	103,984,124
Interest payable	681,191	567,186
Total	112,005,385	104,551,310

Schedule of detailed information of non-interest bearing and interest-bearing deposits and obligations

b)   The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2019	2018
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	31,155,442	29,552,904
In other countries	2,674,724	2,696,702
	33,830,166	32,249,606

Interest-bearing -
In Peru	68,899,966	63,938,399
In other countries	8,594,062	7,796,119
	77,494,028	71,734,518

Total	111,324,194	103,984,124

Schedule of detailed information of balances of time deposits by maturity

c)   The balance of time deposits classified by maturity is as follows:

	2019	2018
	S/(000)	S/(000)

Up to 3 months	14,674,773	14,771,836
From 3 months to 1 year	8,975,269	8,177,435
From 1 to 3 years	6,096,891	4,506,612
From 3 to 5 years	819,446	846,696
More than 5 years	2,287,197	2,124,165
Total	32,853,576	30,426,744